Principal Business Activity	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Principal Business Activity
1.     Principal Business Activity:

The Company

Senesco Technologies, Inc. (“ST”) is a development stage biotechnology company whose mission is to develop novel approaches to treat programmed cell death diseases in humans (apoptosis), and to enhance the quality and productivity of fruits, flowers, vegetables and agronomic crops through the control of cell death in plants (senescence).

Senesco, Inc. (“SI” and together with SI, the “Company”), a New Jersey corporation, was incorporated on November 24, 1998 and is the successor entity to Senesco, L.L.C., a New Jersey limited liability company that was formed on June 25, 1998 but commenced operations on July 1, 1998.

Liquidity

As shown in the accompanying consolidated financial statements, the Company has a history of losses with a deficit accumulated during the development stage from July 1, 1998 (inception) through June 30, 2013 of $74,425,835.  Additionally, the Company has generated minimal revenues by licensing its technology for certain crops to companies willing to share in its development costs. In addition, the Company’s technology may not be ready for commercialization for several years. The Company expects to continue to incur losses for the next several years because it anticipates that its expenditures on research and development, and administrative activities will significantly exceed its revenues during that period. The Company cannot predict when, if ever, it will become profitable.

As of June 30, 2013, the Company had cash and cash equivalents in the amount of $1,602,294, which consisted of checking accounts and money market funds.  The Company estimates that its cash and cash equivalents will cover its expenses through November 2013.  In order to provide the Company with the cash resources necessary to fund operations through at least June 30, 2014, the Company will continue its efforts to raise additional capital through a private or public equity placement in the near future.  To that goal, the Company has received approval from the Company’s stockholders for up to a 1:100 reverse stock split and the Company has filed a preliminary S-1 registration statement.

The Company will need additional capital and plans to raise additional capital through the placement of debt instruments or equity or both.  However, the Company may not be able to obtain adequate funds for its operations when needed or on acceptable terms.  If the Company is unable to raise additional funds, it will need to do one or more of the following:

⋅      delay, scale-back or eliminate some or all of its research and product development programs;
⋅      license third parties to develop and commercialize products or technologies that it would otherwise seek to develop and commercialize itself;
⋅      seek strategic alliances or business combinations;
⋅      attempt to sell the Company;
⋅      cease operations; or
⋅      declare bankruptcy.

Risks and Uncertainties

The Company operates in an industry that is subject to intense competition, government regulation and rapid technological change. The Company's operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

The Company’s limited capital resources and operations to date have been funded primarily with the proceeds from public and private equity and debt financings and milestone payments on license agreements. The Company does not have adequate cash on hand to cover its anticipated expenses for the next 12 months. If the Company fails to raise a significant amount of capital, it may need to significantly curtail operations, cease operations or seek federal bankruptcy protection in the near future. These conditions raise substantial doubt about its ability to continue as a going concern. Consequently, the audit report prepared by the Company’s independent public accounting firm relating to its financial statements for the year ended June 30, 2013 includes a going concern explanatory paragraph.